GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 03, 2013 segment	Feb. 03, 2013 segment	Feb. 03, 2013 Waterworks	Feb. 03, 2013 Utilities	Feb. 03, 2013 Crown Bolt	Feb. 03, 2013 Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 03, 2013 Repair And Remodel	Feb. 03, 2013 Electrical	Feb. 03, 2013 Minimum	Feb. 03, 2013 Maximum
Goodwill
Number of reporting units with goodwill balances	7	7
Number of reporting units with goodwill balances of zero	1	1
Number of reporting units on which qualitative factors were assessed	2	2
Number of remaining reporting units on which qualitative analysis was bypassed	5	5
Fair value inputs EBITDA multiple											6	7
Discount rates used to calculate fair value of reporting unit											11.50%	14.00%
Fair value of reporting units in excess of carrying value			47.00%	31.00%		6.00%			40.00%	116.00%
Extended period of strategic purchase agreement							5 years	5 years
Non-cash impairment charge	$ 152	$ 152			$ 150	$ 152